February 17, 1998


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention:  Division of Investment Management

Re:  Greenspring Fund, Incorporated
     File No. 811-3627

To Whom It May Concern:

     Wilmington Trust Company ("WTC") is under contract with Greenspring Fund, Incorporated (the "Fund") to serve as the Fund's Custodian. WTC has assigned all of its right, title and interest in and under the agreement with the Fund to PNC Bank. Enclosed is a sticker amending the Fund's current Prospectus dated April 30, 1997.

     Should you have any questions, please feel free to contact me at 410/823-5353. Thank you.



                                               Sincerely,


                                               /s/Elizabeth C. Agresta
                                               Elizabeth C. Agresta
                                               Administrator


Enclosure

                             Greenspring Fund, Incorporated
                                Supplement to Prospectus
                                  dated April 30, 1997
                                   February 17, 1998

              Effective February 17, 1998, PNC Bank, located at Airport Business Center, 200 Stevens Drive, Suite 440, Lester, PA 19113, will be the Custodian for Greenspring Fund, Incorporated.